Other Income - Summary of Other Income (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2025 INR (₨)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 INR (₨)	Mar. 31, 2023 INR (₨)
Government grants other income
generation based incentive	₨ 1,395	$ 16	₨ 1,911	₨ 1,990
viability gap funding	11	0	11	11
Compensation for loss of revenue	294	3	221	806
Gain on sale of property, plant and equipment	4	0	1	5
Insurance claim	907	11	758	470
Gain on disposal of subsidiaries (net) (refer Note 36)	3,088	36	3,659
Excess provisions written back			89	707
Miscellaneous income	581	7	569	478
Fair value change of mutual fund (including realised gain)	103	1	90	114
Total	₨ 6,383	$ 75	₨ 7,309	₨ 4,581